Financial Instruments and Fair Value Disclosures (Schedule of Other Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	$ 24,353
Equity method investments	57,301	$ 42,826
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	24,353
Investment in related party	6,895	4,415
Total fair value measurements	31,248	4,415
Warrant liability	1,297	1,802
Interest rate swap, liability	391	165
Total recurring fair value measurements	1,688	1,967
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities	24,353
Investment in related party	6,715	4,235
Total fair value measurements	31,068	4,235
Warrant liability	1,297	1,802
Total recurring fair value measurements	1,297	1,802
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measurements	0	0
Interest rate swap, liability	391	165
Total recurring fair value measurements	391	165
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in related party	180	180
Total fair value measurements	$ 180	$ 180